Goodwill, VOBA and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill, VOBA and Other Intangible Assets
Schedule of Goodwill

	Goodwill for the Years Ended
	December 31,
	2014	2013	2012

Goodwill	$156,817	$156,817	$156,817
Accumulated impairment loss	(139,532)	(139,532)	(139,532)
Balance as of December 31:	$17,285	$17,285	$17,285

VOBA
VOBA and Other Intangible Assets
Schedule of information about intangible assets
	For the Years Ended December 31,
	2014	2013	2012

Beginning balance	$11,555	$13,105	$14,833
Amortization, net of interest accrued	(1,426)	(1,550)	(1,728)
Ending balance	$10,129	$11,555	$13,105

Schedule of estimated amortization for the next five years and thereafter

At December 31, 2014 the estimated amortization of VOBA for the next five years and thereafter is as follows:

Year	Amount

2015	$1,323
2016	1,227
2017	1,131
2018	961
2019	874
Thereafter	4,613

Total	$10,129

Contract based intangibles
VOBA and Other Intangible Assets
Schedule of information about intangible assets

	As of December 31,
	2014			2013
	Carrying Value	Accumulated Amortization	Net Other Intangible Assets	Carrying Value	Accumulated Amortization	Net Other Intangible Assets
Contract based intangibles	$38,020	$(23,260)	$14,760	$38,020	$(21,472)	$16,548

Schedule of estimated amortization for the next five years and thereafter
Year	Amount

2015	$1,788
2016	1,788
2017	1,788
2018	1,788
2019	1,788
Thereafter	5,820

Total other intangible assets with finite lives	$14,760